Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Income (Loss) and Comprehensive Income (Loss)
REVENUE (note 3)	$ 343,918	$ 233,643
COST OF SALES
Operating costs (note 4(a))	(77,059)	(57,672)
Depletion and depreciation	(40,683)	(28,649)
Royalties (note 4(b))	(8,536)	(5,795)
Cost of sales	(126,278)	(92,116)
EARNINGS FROM MINING OPERATIONS	217,640	141,527
GENERAL AND ADMINISTRATIVE EXPENSES (note 6)	(16,899)	(13,408)
EXPLORATION AND EVALUATION
Exploration and evaluation (note 5)	(34,595)	(34,616)
Loss on impairment of exploration properties		(72,743)
Exploration And Evaluation Costs, Net of Impairment	(34,595)	(107,359)
OTHER
Interest income	10,845	5,387
Depreciation	(407)	(504)
Share based payments (note 20)	(4,815)	(3,221)
Interest and accretion expense (note 7)	(6,891)	(11,838)
Fair value adjustments on derivative financial instruments (note 7)	3,138
Foreign exchange	8,251	(1,443)
Other gains and losses	(5)	(1,547)
Other expenses (income)	10,116	(13,166)
INCOME BEFORE TAXES	176,262	7,594
Income taxes (note 27)	(87,281)	(34,604)
INCOME (LOSS) FOR THE YEAR	88,981	(27,010)
Items that may in future be reclassified to profit or loss:
Foreign currency differences arising on translation	(3,344)	1,144
TOTAL COMPREHENSIVE INCOME (LOSS)	$ 85,637	$ (25,866)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - Basic (in shares)	318,720	311,482
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - Diluted (in shares)	333,910	311,482
EARNINGS (LOSS) PER SHARE - Basic (in dollars per share)	$ 0.28	$ (0.09)
EARNINGS (LOSS) PER SHARE - Diluted (in dollars per share)	$ 0.27	$ (0.09)